LIFETIME ACHIEVEMENT FUND, INC.

May 20, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lifetime Achievement Fund, Inc., File Nos. 333-95817 and 811-09749,
Post Effective Amendment No. 16 to the Registration Statement on Form N-1A

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Lifetime Achievement Fund, Inc. (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Fund, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Fund would not have differed from those contained in Post-Effective Amendment No. 16 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2011 and became effective on May 1, 2011.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725.

Very truly yours,

/s/ Deborah L. Koch
Deborah L. Koch
Secretary

cc:   JoAnn M. Strasser, Esq.